EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Summary of Brookfield Renewables equity-accounted investments
The following table outlines the changes in Brookfield Renewable’s equity-accounted investments:

(MILLIONS)	2022	2021	2020
Balance, beginning of year	$1,107	$971	$937
Investment	373	57	42
Return of capital	(3)	(8)	(19)
Share of net income	96	22	27
Share of other comprehensive income (loss)	(65)	148	29
Dividends received	(89)	(78)	(56)
Foreign exchange translation and other	(27)	(5)	11
Balance, end of year	$1,392	$1,107	$971